Risk and Capital Management - Summary of Risk Level of Financial Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 69,045	R$ 76,504
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 2,946	R$ 1,336